Summary of Significant Accounting Policies - Accounting standards (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity securities			$ 1,160
Unrealized gain	$ 910
Limited partnership interests	7,505		6,740
Unearned premiums	14,510		13,473
Deferred policy acquisition costs	4,784		4,191	$ 3,954		$ 3,861
Accounting Standards Update 2016-01
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity securities	1,160		1,160
EMA limited partnerships
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Limited partnership interests	5,730		5,410
EMA limited partnerships | Accounting Standards Update 2016-01
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Limited partnership interests			224
Retained income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principle			1,088	0	$ 1,600	0
Accumulated other comprehensive income (loss)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principle			(910)	$ 0		$ 0
Difference between Revenue Guidance in Effect before and after Topic 606 | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Unearned premiums		$ 160
Deferred policy acquisition costs		$ 160
Limited partnership interests | Retained income | Accounting Standards Update 2016-01
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principle			$ 177
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease, Right-of-Use Asset	500
Lease, Liability	500
Accounting Standards Update 2016-02 | Retained income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principle	$ 20